Segment Reporting (Revenue by Major Category) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Principal Transaction Revenue [Line Items]
Revenue	$ 4,615.2	$ 4,497.2	$ 4,602.2	$ 4,533.7	$ 4,468.0	$ 4,276.5	$ 3,057.8	$ 2,671.9	$ 18,248.3	$ 14,474.2	$ 9,930.8
Video [Member]
Principal Transaction Revenue [Line Items]
Revenue									6,544.0	5,724.1	4,637.6
Broadband Internet [Member]
Principal Transaction Revenue [Line Items]
Revenue									4,724.6	3,538.7	2,407.0
Fixed-line telephony [Member]
Principal Transaction Revenue [Line Items]
Revenue									3,261.4	2,508.5	1,518.9
Cable Subscription [Member]
Principal Transaction Revenue [Line Items]
Revenue									14,530.0	11,771.3	8,563.5
SOHO Cable Subscription [Member]
Principal Transaction Revenue [Line Items]
Revenue									204.1	152.5	59.7
Mobile Subscription[Member]
Principal Transaction Revenue [Line Items]
Revenue									1,085.6	669.9	131.5
Mobile Interconnect [Member]
Principal Transaction Revenue [Line Items]
Revenue									245.0	175.2	35.1
Total Subscription [Member]
Principal Transaction Revenue [Line Items]
Revenue									15,615.6	12,441.2	8,695.0
Business to Business [Member]
Principal Transaction Revenue [Line Items]
Revenue									1,517.9	986.9	467.9
Other [Member]
Principal Transaction Revenue [Line Items]
Revenue									$ 1,114.8	$ 1,046.1	$ 767.9